Remaining Maturity of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available for Sale - Amortized Cost
Due in One Year or Less	$ 9,552.9	$ 7,431.7
Due After One Year Through Five Years	15,011.4	18,663.4
Due After Five Years Through Ten Years	2,545.9	1,724.0
Due After Ten Years	1,272.1	603.1
Total	28,382.3	28,422.2
Available for Sale - Fair Value
Due in One Year or Less	9,565.7	7,451.2
Due After One Year Through Five Years	15,067.2	18,840.4
Due After Five Years Through Ten Years	2,494.1	1,738.0
Due After Ten Years	1,265.8	613.9
Total	$ 28,392.8	$ 28,643.5